Components of Stock Based Compensation Expense (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 49,000	$ 62,000	$ 80,000	$ 757,000
Stock-based compensation expense	49,000	63,000	80,000	757,000
Research and Development Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	16,000	20,000	26,000	380,000
General and Administrative Expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 33,000	$ 43,000	$ 54,000	$ 377,000